FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
	June 30, 2015 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$997	$997	$-	$-
Foreign currency derivative contracts	195	-	195	-

	December 31, 2014
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$1,054	$1,054	$-	$-
Foreign currency derivative contracts	141	-	141	-